MARCH 1, 2023
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD DIVIDEND AND GROWTH HLS FUND SUMMARY PROSPECTUS
DATED APRIL 29, 2022
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2022, AS SUPPLEMENTED THROUGH SEPTEMBER 15, 2022
This Supplement contains new and additional information regarding Hartford Dividend and Growth HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Brian J. Schmeer, CFA will be added as a portfolio manager to Hartford Dividend and Growth HLS Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford Dividend and Growth HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Matthew G. Baker	Senior Managing Director and Equity Portfolio Manager	2004
Nataliya Kofman	Senior Managing Director and Equity Portfolio Manager	2006
Brian J. Schmeer, CFA	Vice President and Equity Research Analyst	2016
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Dividend and Growth HLS Fund” in the above referenced Statutory Prospectus, the following is added:
Brian J. Schmeer, CFA, Vice President and Equity Research Analyst of Wellington Management, has served as a portfolio manager for the Fund since 2023 and has been involved in securities analysis for the Fund since 2016. Mr. Schmeer joined Wellington Management as an investment professional in 2016.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7612
March 2023

MARCH 1, 2023
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUMMARY PROSPECTUS
DATED APRIL 29, 2022
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2022, AS SUPPLEMENTED THROUGH SEPTEMBER 15, 2022
This Supplement contains new and additional information regarding Hartford International Opportunities HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Nicolas M. Choumenkovitch announced his plan to retire and withdraw from the partnership of Wellington Management Company LLP’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager to Hartford International Opportunities HLS Fund. Accordingly, under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford International Opportunities HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Nicolas M. Choumenkovitch*	Senior Managing Director and Equity Portfolio Manager	2000
Tara C. Stilwell, CFA	Senior Managing Director and Equity Portfolio Manager	2008
*
Nicolas M. Choumenkovitch announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Choumenkovitch’s portfolio management responsibilities will transition to Tara C. Stilwell, CFA in the months leading up to his departure.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7613
March 2023

MARCH 1, 2023
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
DATED APRIL 29, 2022, AS SUPPLEMENTED THROUGH SEPTEMBER 15, 2022
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the Dividend and Growth HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Dividend and Growth HLS Fund
Brian J. Schmeer(2)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$0	0	$0
Other Accounts	0	$0	0	$0
(2)
Information is as of October 31, 2022. Effective March 1, 2023, Mr. Schmeer became a portfolio manager to the Dividend and Growth HLS Fund.
(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Brian J. Schmeer(2)	Dividend and Growth HLS Fund	None
(2)
Information is as of October 31, 2022. Effective March 1, 2023, Mr. Schmeer became a portfolio manager to the Dividend and Growth HLS Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.